UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus New Jersey Municipal Bond Fund, Inc.

SEMIANNUAL REPORT June 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus New Jersey Municipal Bond Fund, Inc.	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New Jersey Municipal Bond Fund, Inc., covering the six-month period from January 1, 2017 through June 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the first half of 2017 as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, growth-oriented companies and away from smaller, economically sensitive companies that had been expected to benefit from a new presidential administration’s stimulative policy proposals. International stocks fared particularly well amid more positive economic data from Europe and the emerging markets. In the bond market, despite short-term interest-rate hikes from the Federal Reserve Board, yields of longer-term U.S. government securities moderated somewhat and prices rose when it became clear that major tax and fiscal reforms would take time and political capital to enact.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits, a robust labor market, and muted inflation. While we currently expect these favorable conditions to persist over the second half of the year, we remain watchful for economic and political risks that could derail the rallies. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
July 17, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from January 1, 2017 through June 30, 2017, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2017, Dreyfus New Jersey Municipal Bond Fund’s Class A shares produced a total return of 3.49%, Class C shares returned 3.19%, Class I shares returned 3.70%, Class Y shares returned 3.70%, and Class Z shares returned 3.68%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New Jersey, achieved a total return of 3.57% for the same period.2

Municipal bonds fared well over the reporting period when long-term interest rates moderated and supply-and-demand dynamics turned more positive. The fund generally produced higher returns than its benchmark, mainly due to a relatively long average duration and an emphasis on higher-yielding revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal and New Jersey state income taxes. The fund invests at least 80% of its net assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimizing the use of interest-rate forecasting. We select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

Supply-and-Demand Dynamics Buoyed Municipal Bonds

Volatility in the municipal bond market increased in the closing months of 2016 when issuers came to market with a flood of new securities in anticipation of short-term interest-rate hikes from the Federal Reserve Board. In addition, the unexpected election of a new presidential administration sparked uncertainty regarding potential changes in tax policy.

These negative trends reversed soon after the start of the reporting period, and municipal bonds rebounded from low valuations, more than recouping previous losses when the supply of newly issued securities moderated and demand increased as investors realized that tax reform will take time and political capital to enact.

DISCUSSION OF FUND PERFORMANCE (continued)

Although credit conditions have remained stable for most municipal bond issuers, New Jersey has continued to struggle with a subpar economic recovery, unfunded pension liabilities, and legislative gridlock.

Long Duration Posture Supported Fund Results

Municipal bonds from New Jersey issuers generally lagged national averages over the first half of 2017, but the fund’s performance compared to the Index was bolstered by its interest-rate strategies. A relatively long average duration and an emphasis on municipal bonds with maturities in the 10- to 20-year range helped the fund participate more fully in declining interest rates over the reporting period.

Our sector allocation and security selection strategies also produced relatively strong results. An emphasis on higher-yielding revenue-backed bonds with BBB and A credit ratings and a correspondingly underweighted position in lower-yielding general obligation bonds benefited performance. The fund achieved particularly favorable contributions from revenue bonds backed by hospitals, industrial development projects, airports, and New Jersey’s settlement of litigation with U.S. tobacco companies. The fund further benefited from lack of exposure to distressed Puerto Rico securities. These positions more than offset the fund’s relatively weak results from bonds backed by revenues from educational infrastructure and essential municipal services such as water-and-sewer facilities and public power enterprises.

Positioned for a Changing Market Environment

In the wake of the municipal bond market’s steady rally, yield differences have narrowed along the market’s credit-quality spectrum. In addition, short- and long-term interest rates are expected to rise in a growing economy. On the other hand, inflation has remained muted, and supply-and-demand dynamics have remained positive for municipal bonds.

As of midyear, we have maintained the fund’s emphasis on higher-yielding revenue-backed bonds, and we have avoided adding state-issued general obligation bonds in favor of those issued by higher-quality counties. At the same time, we remain watchful for opportunities to invest in more attractively priced securities as valuations change in response to shifting market conditions.

July 17, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after May 1, 2018. Had these expenses not been absorbed, the returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Bond Fund, Inc. from January 1, 2017 to June 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2017
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.29	$8.06	$3.03	$3.03	$3.33
Ending value (after expenses)	$1,034.90	$1,031.90	$1,037.00	$1,037.00	$1,036.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2017
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.26	$8.00	$3.01	$3.01	$3.31
Ending value (after expenses)	$1,020.58	$1,016.86	$1,021.82	$1,021.82	$1,021.52

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.60% for Class C, .60% for Class I, .60% for Class Y and .66% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2017 (Unaudited)

Long-Term Municipal Investments - 99.1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 96.5%
Atlantic County Improvement Authority, Stockton University GO, LR (Atlantic City Campus Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/48	3,000,000		3,356,610
Bayonne, General Improvement GO (Insured; Build America Mutual Assurance Company)	5.00	7/1/39	1,000,000		1,116,620
Camden County Improvement Authority, County Guaranteed Loan Revenue (County Capital Program)	5.00	1/15/31	3,000,000		3,533,190
Camden County Improvement Authority, County Guaranteed Loan Revenue (County Capital Program)	5.00	1/15/32	2,695,000		3,158,270
Camden County Improvement Authority, Health Care Redevelopment Project Revenue (The Cooper Health System Obligated Group Issue)	5.00	2/15/34	1,000,000		1,096,020
Camden County Improvement Authority, Health Care Redevelopment Project Revenue (The Cooper Health System Obligated Group Issue)	5.75	2/15/42	5,000,000		5,637,650
East Orange Board of Education, COP, LR (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/21	685,000	[a]	638,187
East Orange Board of Education, COP, LR (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/26	745,000	[a]	585,563
East Orange Board of Education, COP, LR (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/28	2,345,000	[a]	1,665,067
Essex County Improvement Authority, SWDR (Covanta Project)	5.25	7/1/45	2,500,000	[b]	2,515,850
Garden State Preservation Trust, Revenue (Open Space and Farmland Preservation Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.75	11/1/28	10,000,000		12,193,100
Gloucester County Improvement Authority, Revenue (Rowan University Project) (Insured; Assured Guaranty Municipal Corporation)	5.00	11/1/30	1,000,000		1,179,440
Gloucester County Pollution Control Financing Authority, PCR (Logan Project)	5.00	12/1/24	1,000,000		1,096,010
Gloucester Township Municipal Utilities Authority, Sewer Revenue (Insured; AMBAC)	5.65	3/1/18	345,000		353,384
Hudson County Improvement Authority, County Secured LR (Hudson County Vocational-Technical Schools Project)	5.00	5/1/46	2,500,000		2,872,925

Long-Term Municipal Investments - 99.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 96.5% (continued)
Hudson County Improvement Authority, Harrison Stadium Land Acquisition Special Obligation Revenue (Harrison Redevelopment Project) (Insured; National Public Finance Guarantee Corp.)	0.00	12/15/34	3,000,000	[a]	1,577,730
Irvington Township, GO (Fiscal Year Adjustment Bonds and General Improvement Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/15/32	2,000,000		2,254,880
Jersey City, GO	5.00	11/1/33	400,000		473,144
Mercer County Improvement Authority, County Secured Open Space Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	8/1/40	3,290,000		3,300,298
Middletown Township Board of Education, GO	5.00	8/1/25	1,000,000		1,115,210
Middletown Township Board of Education, GO	5.00	8/1/26	2,935,000		3,272,173
Monmouth County Improvement Authority, Governmental Pooled Loan Revenue	5.00	2/15/31	625,000		761,500
Monmouth County Improvement Authority, Governmental Pooled Loan Revenue	5.00	2/15/32	500,000		605,855
Monroe Township Board of Education, School District GO	5.00	3/1/34	1,250,000		1,433,925
New Brunswick Parking Authority, City Guaranteed Parking Revenue (Insured; Build America Mutual Assurance Company)	5.00	9/1/35	2,000,000		2,316,760
New Jersey Economic Development Authority, Cigarette Tax Revenue	5.00	6/15/24	3,000,000		3,270,930
New Jersey Economic Development Authority, Cigarette Tax Revenue	5.00	6/15/28	3,625,000		3,883,027
New Jersey Economic Development Authority, Department of Human Services Composite Revenue (Division of Developmental Disabilities)	6.25	7/1/24	700,000		713,013
New Jersey Economic Development Authority, Motor Vehicle Surcharge Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	7/1/20	3,350,000	[a]	3,148,665
New Jersey Economic Development Authority, Motor Vehicle Surcharge Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	7/1/21	2,620,000	[a]	2,402,671
New Jersey Economic Development Authority, Private Activity Revenue (The Goethals Bridge Replacement Project)	5.38	1/1/43	3,500,000		3,917,795

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 96.5% (continued)
New Jersey Economic Development Authority, Revenue (Hillcrest Health Service System Project) (Insured; AMBAC)	0.00	1/1/18	2,500,000	[a]	2,484,325
New Jersey Economic Development Authority, Revenue (Hillcrest Health Service System Project) (Insured; AMBAC)	0.00	1/1/20	6,500,000	[a]	6,188,000
New Jersey Economic Development Authority, Revenue (Hillcrest Health Service System Project) (Insured; AMBAC)	0.00	1/1/22	6,000,000	[a]	5,431,020
New Jersey Economic Development Authority, Revenue (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project)	5.00	1/1/35	1,000,000		1,078,880
New Jersey Economic Development Authority, Revenue (Provident Group-Kean Properties L.L.C. - Kean University Student Housing Project)	5.00	7/1/37	650,000		704,789
New Jersey Economic Development Authority, Revenue (Provident Group-Kean Properties L.L.C. - Kean University Student Housing Project)	5.00	7/1/47	1,000,000		1,072,810
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.75	9/1/23	385,000		417,190
New Jersey Economic Development Authority, School Facilities Construction Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	9/1/27	10,000,000		11,789,000
New Jersey Economic Development Authority, School Facilities Construction Revenue (Prerefunded)	5.75	3/1/21	1,380,000	[c]	1,603,657
New Jersey Economic Development Authority, Special Facility Revenue (Continental Airlines, Inc. Project)	5.25	9/15/29	8,050,000		8,779,491
New Jersey Economic Development Authority, Water Facilities Revenue (New Jersey - American Water Company, Inc. Project)	5.10	6/1/23	3,000,000		3,268,530
New Jersey Economic Development Authority, Water Facilities Revenue (New Jersey - American Water Company, Inc. Project)	5.60	11/1/34	6,600,000		7,191,294
New Jersey Economic Development Authority, Water Facilities Revenue (New Jersey - American Water Company, Inc. Project)	5.70	10/1/39	5,000,000		5,408,450

Long-Term Municipal Investments - 99.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 96.5% (continued)
New Jersey Educational Facilities Authority, Revenue (Kean University Issue)	5.00	9/1/21	1,500,000		1,609,500
New Jersey Educational Facilities Authority, Revenue (New Jersey Institute of Technology Issue)	5.00	7/1/31	2,000,000		2,174,940
New Jersey Educational Facilities Authority, Revenue (Princeton Theological Seminary Issue)	5.00	7/1/29	5,000,000		5,539,950
New Jersey Educational Facilities Authority, Revenue (Princeton University)	5.00	7/1/34	1,000,000		1,217,080
New Jersey Educational Facilities Authority, Revenue (Princeton University)	5.00	7/1/34	2,000,000		2,434,160
New Jersey Educational Facilities Authority, Revenue (Public Library Project Grant Program Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000		1,505,715
New Jersey Educational Facilities Authority, Revenue (Ramapo College of New Jersey Issue)	5.00	7/1/42	3,000,000		3,293,610
New Jersey Educational Facilities Authority, Revenue (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corporation)	5.00	7/1/34	2,000,000		2,311,640
New Jersey Educational Facilities Authority, Revenue (Seton Hall University Issue) (Prerefunded)	6.25	7/1/19	5,000,000	[c]	5,518,150
New Jersey Educational Facilities Authority, Revenue (Stevens Institute of Technology Issue)	5.00	7/1/27	1,000,000		1,000,120
New Jersey Educational Facilities Authority, Revenue (Stevens Institute of Technology Issue)	5.00	7/1/34	5,455,000		5,455,655
New Jersey Educational Facilities Authority, Revenue (Stockton University Issue) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,600,000		1,823,728
New Jersey Educational Facilities Authority, Revenue (The College of New Jersey Issue)	4.00	7/1/35	1,750,000		1,815,695
New Jersey Educational Facilities Authority, Revenue (The William Paterson University of New Jersey Issue)	5.00	7/1/22	2,165,000		2,481,675
New Jersey Educational Facilities Authority, Revenue (The William Paterson University of New Jersey Issue)	5.00	7/1/29	2,130,000		2,406,836
New Jersey Educational Facilities Authority, Revenue (The William Paterson University of New Jersey Issue)	5.00	7/1/30	2,255,000		2,545,534
New Jersey Educational Facilities Authority, Revenue (The William Paterson University of New Jersey Issue) (Insured; Assured Guaranty Corp.)	5.00	7/1/38	225,000		233,003
New Jersey Educational Facilities Authority, Revenue (The William Paterson University of New Jersey Issue) (Insured; Build America Mutual Assurance Company)	5.00	7/1/30	2,025,000		2,380,003

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 96.5% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue (Hackensack University Medical Center Issue) (Prerefunded)	5.00	1/1/20	1,060,000	[c]	1,161,506
New Jersey Health Care Facilities Financing Authority, Revenue (Atlantic Health System Hospital Corporation Issue)	5.00	7/1/27	350,000		363,003
New Jersey Health Care Facilities Financing Authority, Revenue (Atlantic Health System Hospital Corporation Issue)	4.00	7/1/41	7,500,000		7,642,725
New Jersey Health Care Facilities Financing Authority, Revenue (Barnabas Health Issue) (Prerefunded)	5.63	7/1/21	3,000,000	[c]	3,513,450
New Jersey Health Care Facilities Financing Authority, Revenue (General Hospital Center at Passaic, Inc. Obligated Group Issue) (Insured; Assured Guaranty Municipal Corp.) (Escrowed to Maturity)	6.75	7/1/19	345,000		364,158
New Jersey Health Care Facilities Financing Authority, Revenue (Hackensack Meridian Health)	5.00	7/1/39	1,500,000		1,725,405
New Jersey Health Care Facilities Financing Authority, Revenue (Hackensack University Medical Center Issue) (Insured; Assured Guaranty Corp.) (Prerefunded)	5.25	1/1/18	2,900,000	[c]	2,963,278
New Jersey Health Care Facilities Financing Authority, Revenue (Hackensack University Medical Center Issue) (Prerefunded)	5.00	1/1/20	1,720,000	[c]	1,886,496
New Jersey Health Care Facilities Financing Authority, Revenue (Inspira Health Obligated Group Issue)	4.00	7/1/41	3,250,000		3,301,642
New Jersey Health Care Facilities Financing Authority, Revenue (Inspira Health Obligated Group Issue)	5.00	7/1/46	3,000,000		3,335,160
New Jersey Health Care Facilities Financing Authority, Revenue (Kennedy Health System Obligated Group Issue)	5.00	7/1/31	1,525,000		1,671,644
New Jersey Health Care Facilities Financing Authority, Revenue (Meridian Health System Obligated Group Issue)	5.00	7/1/23	2,500,000		2,895,400
New Jersey Health Care Facilities Financing Authority, Revenue (Meridian Health System Obligated Group Issue)	5.00	7/1/26	1,000,000		1,137,820

Long-Term Municipal Investments - 99.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 96.5% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue (Meridian Health System Obligated Group Issue) (Insured; Assured Guaranty Corp.) (Prerefunded)	5.00	7/1/18	4,660,000	[c]	4,849,336
New Jersey Health Care Facilities Financing Authority, Revenue (Princeton HealthCare System Issue)	5.00	7/1/39	2,000,000		2,253,000
New Jersey Health Care Facilities Financing Authority, Revenue (Robert Wood Johnson Barnabas Health Obligated Group Issue)	5.00	7/1/43	3,500,000		3,963,085
New Jersey Health Care Facilities Financing Authority, Revenue (Robert Wood Johnson University Hospital Issue) (Prerefunded)	5.00	1/1/20	4,950,000	[c]	5,429,160
New Jersey Health Care Facilities Financing Authority, Revenue (Saint Barnabas Health Care System Issue) (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	0.00	7/1/23	2,280,000	[a]	2,039,004
New Jersey Health Care Facilities Financing Authority, Revenue (Saint Joseph's Healthcare System Obligated Group Issue)	5.00	7/1/41	1,000,000		1,087,590
New Jersey Health Care Facilities Financing Authority, Revenue (St. Joseph's Healthcare Systems Obligation Group)	5.00	7/1/36	2,290,000		2,508,832
New Jersey Health Care Facilities Financing Authority, Revenue (University Hospital Issue) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/46	2,000,000		2,196,100
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue) (Insured; Assured Guaranty Corp.)	5.50	7/1/38	5,000,000		5,401,400
New Jersey Health Care Facilities Financing Authority, State Contract Revenue (Hospital Asset Transformation Program)	5.25	10/1/38	10,635,000		10,848,763
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Revenue	5.00	12/1/21	1,800,000		2,004,408
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue	5.00	12/1/25	565,000		601,437
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue	5.00	12/1/26	1,365,000		1,451,009
New Jersey Higher Educational Assistance Authority, Student Loan Revenue	5.00	12/1/27	1,000,000		1,152,090

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 96.5% (continued)
New Jersey Housing and Mortgage Finance Agency, Multi-Family Revenue	4.95	5/1/41	7,000,000		7,252,560
New Jersey Housing and Mortgage Finance Agency, SFHR	5.20	10/1/25	3,555,000		3,701,324
New Jersey Housing and Mortgage Finance Agency, SFHR	6.38	10/1/28	215,000		221,517
New Jersey Institute of Technology, GO	5.00	7/1/31	3,385,000		3,899,892
New Jersey Institute of Technology, Revenue	5.00	7/1/32	695,000		781,104
New Jersey Institute of Technology, Revenue (Prerefunded)	5.00	7/1/22	305,000	[c]	358,119
New Jersey Transportation Trust Fund Authority, (Transportation System)	5.50	12/15/23	7,000,000		7,771,190
New Jersey Transportation Trust Fund Authority, (Transportation System)	5.50	6/15/31	2,500,000		2,623,850
New Jersey Transportation Trust Fund Authority, (Transportation System)	6.00	12/15/38	6,565,000		6,883,271
New Jersey Transportation Trust Fund Authority, (Transportation System) (Insured; AMBAC)	5.25	12/15/22	5,000,000		5,515,950
New Jersey Transportation Trust Fund Authority, (Transportation System) (Insured; AMBAC)	0.00	12/15/24	1,000,000	[a]	765,250
New Jersey Transportation Trust Fund Authority, (Transportation System) (Insured; AMBAC)	5.00	12/15/32	3,000,000		3,044,670
New Jersey Transportation Trust Fund Authority, (Transportation System) (Insured; Assured Guaranty Municipal Corp.)	0.00	12/15/33	20,000,000	[a]	9,826,200
New Jersey Turnpike Authority, Revenue	5.00	1/1/31	2,500,000		2,953,825
New Jersey Turnpike Authority, Revenue	5.00	1/1/35	1,500,000		1,745,100
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/23	2,000,000		2,338,440
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/25	3,000,000		3,610,230
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/26	2,000,000		2,319,080
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/34	2,000,000		2,278,040
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/35	3,000,000		3,359,610
New Jersey Turnpike Authority, Turnpike Revenue	5.25	1/1/40	5,420,000		5,706,772

Long-Term Municipal Investments - 99.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 96.5% (continued)
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/45	4,000,000		4,493,880
New Jersey Turnpike Authority, Turnpike Revenue (Insured; Assured Guaranty Municipal Corp.)	5.25	1/1/27	3,000,000		3,754,470
New Jersey Turnpike Authority, Turnpike Revenue (Insured; National Public Finance Guarantee Corp.)	1.52	1/1/30	5,500,000	[d]	5,060,000
North Hudson Sewerage Authority, Gross Revenue Senior Lien Lease Certificates (Master Lease Agreement)	5.00	6/1/24	605,000		691,073
North Hudson Sewerage Authority, Gross Revenue Senior Lien Lease Certificates (Master Lease Agreement)	5.00	6/1/42	10,320,000		11,391,319
North Hudson Sewerage Authority, Gross Revenue Senior Lien Lease Certificates (Master Lease Agreement) (Prerefunded)	5.00	6/1/22	395,000	[c]	462,904
North Jersey District Water Supply Commission, Sewer Revenue (Wanaque South Project) (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	6.00	7/1/19	730,000		766,405
Port Authority of New York and New Jersey, (Consolidated Bonds, 167th Series)	5.00	9/15/24	2,400,000		2,691,768
Port Authority of New York and New Jersey, (Consolidated Bonds, 167th Series)	5.50	9/15/26	7,600,000		8,587,316
Port Authority of New York and New Jersey, (Consolidated Bonds, 172nd Series)	5.00	10/1/33	5,000,000		5,516,550
Port Authority of New York and New Jersey, (Consolidated Bonds, 178th Series)	5.00	12/1/24	2,000,000		2,369,220
Port Authority of New York and New Jersey, (Consolidated Bonds, 185th Series)	5.00	9/1/31	2,270,000		2,606,573
Port Authority of New York and New Jersey, (Consolidated Bonds, 186th Series)	5.00	10/15/21	2,555,000		2,920,646
Port Authority of New York and New Jersey, (Consolidated Bonds, 186th Series)	5.00	10/15/44	9,730,000		10,981,959
Port Authority of New York and New Jersey, (Consolidated Bonds, 195th Series)	5.00	10/1/35	4,295,000		4,965,578
Port Authority of New York and New Jersey, (Consolidated Bonds, 93rd Series)	6.13	6/1/94	3,000,000		3,652,950
Port Authority of New York and New Jersey, Special Project Revenue (JFK International Air Terminal LLC Project)	5.00	12/1/20	2,500,000		2,747,525
Rahway Valley Sewerage Authority, Sewer Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	9/1/30	7,550,000	[a]	4,947,666
Rutgers, The State University, GO	5.00	5/1/26	5,000,000		5,839,350
Rutgers, The State University, GO	5.00	5/1/34	1,600,000		1,853,440
Salem County Pollution Control Financing Authority, PCR (Chambers Project)	5.00	12/1/23	1,000,000		1,087,430
South Jersey Port Corporation, Marine Terminal Revenue	5.75	1/1/23	4,000,000		4,275,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New Jersey - 96.5% (continued)
South Jersey Port Corporation, Marine Terminal Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/19	1,900,000	[c] 2,036,059
South Jersey Port Corporation, Marine Terminal Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	5.88	1/1/19	1,500,000	[c] 1,610,205
South Jersey Transportation Authority, Transportation System Revenue	5.00	11/1/23	4,250,000	4,790,345
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	4.63	6/1/26	4,000,000	4,010,120
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/29	1,600,000	1,604,032
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	4.75	6/1/34	2,800,000	2,786,056
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	13,050,000	12,877,348
				452,690,454
Pennsylvania - 1.4%
Delaware River Joint Toll Bridge Commission, Bridge System Revenue	5.00	7/1/37	2,500,000	2,922,250
Delaware River Port Authority, Revenue	5.00	1/1/30	3,500,000	3,787,210
				6,709,460
U.S. Related - 1.2%
Guam, Business Privilege Tax Revenue	5.00	1/1/31	1,100,000	1,164,427
Guam, Business Privilege Tax Revenue	5.00	1/1/42	2,000,000	2,090,040
Guam Waterworks Authority, Water and Wastewater System Revenue	5.00	1/1/46	2,000,000	2,179,940
				5,434,407
Total Investments (cost $438,306,554)			99.1%	464,834,321
Cash and Receivables (Net)			0.9%	4,195,329
Net Assets			100.0%	469,029,650

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $2,515,850 or .54% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	29.4
Health Care	15.9
Education	13.6
Municipal Bonds	6.0
Prerefunded	5.1
Utility-Water and Sewer	5.0
Lease	4.7
Asset-Backed	4.5
Housing	2.6
Special Tax	2.4
County	1.2
Industrial	1.1
City	.2
Resource Recovery	.2
Utility-Electric	.1
Other	7.1
99.1

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	438,306,554	464,834,321
Cash		564,028
Interest receivable		6,130,722
Prepaid expenses		34,703
		471,563,774
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		302,496
Payable for investment securities purchased		1,655,212
Payable for shares of Common Stock redeemed		518,798
Accrued expenses		57,618
		2,534,124
Net Assets ($)		469,029,650
Composition of Net Assets ($):
Paid-in capital		447,415,372
Accumulated undistributed investment income—net		187,005
Accumulated net realized gain (loss) on investments		(5,100,494)
Accumulated net unrealized appreciation (depreciation) on investments		26,527,767
Net Assets ($)		469,029,650

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	340,338,567	8,276,363	16,922,391	240,780	103,251,549
Shares Outstanding	26,435,510	643,457	1,314,163	18,703	8,018,449
Net Asset Value Per Share ($)	12.87	12.86	12.88	12.87	12.88

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (Unaudited)

Investment Income ($):
Interest Income	9,640,980
Expenses:
Management fee—Note 3(a)	1,396,921
Shareholder servicing costs—Note 3(c)	556,539
Professional fees	45,362
Distribution fees—Note 3(b)	36,585
Registration fees	36,138
Directors’ fees and expenses—Note 3(d)	17,820
Prospectus and shareholders’ reports	8,302
Loan commitment fees—Note 2	4,205
Custodian fees—Note 3(c)	2,410
Miscellaneous	30,525
Total Expenses	2,134,807
Less—reduction in expenses due to undertaking—Note 3(a)	(228,421)
Less—reduction in fees due to earnings credits—Note 3(c)	(3,539)
Net Expenses	1,902,847
Investment Income—Net	7,738,133
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,207,686
Net unrealized appreciation (depreciation) on investments	7,592,621
Net Realized and Unrealized Gain (Loss) on Investments	8,800,307
Net Increase in Net Assets Resulting from Operations	16,538,440

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations ($):
Investment income—net	7,738,133	16,544,524
Net realized gain (loss) on investments	1,207,686	6,343,640
Net unrealized appreciation (depreciation) on investments	7,592,621	(21,773,741)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,538,440	1,114,423
Distributions to Shareholders from ($):
Investment income—net:
Class A	(5,476,569)	(11,745,518)
Class C	(120,486)	(262,023)
Class I	(240,757)	(346,604)
Class Y	(4,113)	(9,833)
Class Z	(1,751,891)	(3,840,946)
Net realized gain on investments:
Class A	(125,972)	-
Class C	(3,638)	-
Class I	(5,550)	-
Class Y	(88)	-
Class Z	(37,841)	-
Total Distributions	(7,766,905)	(16,204,924)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	5,025,454	20,172,723
Class C	256,761	3,418,691
Class I	9,126,442	4,709,043
Class Z	1,592,853	3,995,207
Distributions reinvested:
Class A	4,220,659	8,876,823
Class C	84,823	154,301
Class I	235,574	305,425
Class Y	203	400
Class Z	1,470,828	3,148,994
Cost of shares redeemed:
Class A	(22,150,379)	(35,919,912)
Class C	(2,745,474)	(2,393,339)
Class I	(859,358)	(4,606,334)
Class Y	-	(62,000)
Class Z	(7,122,106)	(12,082,452)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(10,863,720)	(10,282,430)
Total Increase (Decrease) in Net Assets	(2,092,185)	(25,372,931)
Net Assets ($):
Beginning of Period	471,121,835	496,494,766
End of Period	469,029,650	471,121,835
Undistributed investment income—net	187,005	42,688

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	394,160	1,531,937
Shares issued for distributions reinvested	330,146	675,933
Shares redeemed	(1,735,913)	(2,749,630)
Net Increase (Decrease) in Shares Outstanding	(1,011,607)	(541,760)
Class C
Shares sold	20,232	258,354
Shares issued for distributions reinvested	6,642	11,782
Shares redeemed	(214,227)	(183,590)
Net Increase (Decrease) in Shares Outstanding	(187,353)	86,546
Class I
Shares sold	716,497	356,116
Shares issued for distributions reinvested	18,403	23,242
Shares redeemed	(67,331)	(352,611)
Net Increase (Decrease) in Shares Outstanding	667,569	26,747
Class Y
Shares issued for distributions reinvested	16	30
Shares redeemed	-	(4,793)
Net Increase (Decrease) in Shares Outstanding	16	(4,763)
Class Z
Shares sold	124,760	304,724
Shares issued for distributions reinvested	115,029	239,696
Shares redeemed	(560,485)	(925,278)
Net Increase (Decrease) in Shares Outstanding	(320,696)	(380,858)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2017	Year Ended December 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.64	13.03	13.04	12.27	13.42	13.01
Investment Operations:
Investment income—net[a]	.21	.43	.45	.46	.47	.49
Net realized and unrealized gain (loss) on investments	.22	(.40)	(.02)	.76	(1.15)	.41
Total from Investment Operations	.43	.03	.43	1.22	(.68)	.90
Distributions:
Dividends from investment income—net	(.20)	(.42)	(.44)	(.45)	(.46)	(.49)
Dividends from net realized gain on investments	(.00)[b]	-	-	(.00)[b]	(.01)	-
Total Distributions	(.20)	(.42)	(.44)	(.45)	(.47)	(.49)
Net asset value, end of period	12.87	12.64	13.03	13.04	12.27	13.42
Total Return (%)[c]	3.49[d]	.17	3.38	10.11	(5.18)	6.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[e]	.95	.95	.95	.94	.96
Ratio of net expenses to average net assets	.85[e]	.85	.85	.85	.85	.85
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[f]	.00[f]	-
Ratio of net investment income to average net assets	3.29[e]	3.27	3.45	3.59	3.62	3.68
Portfolio Turnover Rate	5.00[d]	13.81	8.41	10.18	11.31	12.10
Net Assets, end of period ($ x 1,000)	340,339	346,829	364,755	383,670	377,986	457,618

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not Annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2017	Year Ended December 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.62	13.02	13.03	12.26	13.40	13.00
Investment Operations:
Investment income—net[a]	.16	.33	.35	.36	.37	.39
Net realized and unrealized gain (loss) on investments	.24	(.41)	(.02)	.77	(1.13)	.40
Total from Investment Operations	.40	(.08)	.33	1.13	(.76)	.79
Distributions:
Dividends from investment income—net	(.16)	(.32)	(.34)	(.36)	(.37)	(.39)
Dividends from net realized gain on investments	(.00)[b]	-	-	(.00)[b]	(.01)	-
Total Distributions	(.16)	(.32)	(.34)	(.36)	(.38)	(.39)
Net asset value, end of period	12.86	12.62	13.02	13.03	12.26	13.40
Total Return (%)[c]	3.19[d]	(.66)	2.61	9.29	(5.82)	6.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.73[e]	1.72	1.71	1.72	1.72	1.74
Ratio of net expenses to average net assets	1.60[e]	1.60	1.60	1.60	1.60	1.60
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[f]	.00[f]	-
Ratio of net investment income to average net assets	2.54[e]	2.51	2.71	2.82	2.87	2.92
Portfolio Turnover Rate	5.00[d]	13.81	8.41	10.18	11.31	12.10
Net Assets, end of period ($ x 1,000)	8,276	10,488	9,690	10,808	8,997	10,403

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not Annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

	Six Months Ended
	June 30, 2017	Year Ended December 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.64	13.04	13.05	12.28	13.42	13.02
Investment Operations:
Investment income—net[a]	.23	.47	.48	.49	.50	.50
Net realized and unrealized gain (loss) on investments	.23	(.42)	(.02)	.77	(1.14)	.41
Total from Investment Operations	.46	.05	.46	1.26	(.64)	.91
Distributions:
Dividends from investment income—net	(.22)	(.45)	(.47)	(.49)	(.49)	(.51)
Dividends from net realized gain on investments	(.00)[b]	-	-	(.00)[b]	(.01)	-
Total Distributions	(.22)	(.45)	(.47)	(.49)	(.50)	(.51)
Net asset value, end of period	12.88	12.64	13.04	13.05	12.28	13.42
Total Return (%)	3.70[c]	.34	3.63	10.38	(4.88)	7.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[d]	.71	.71	.72	.72	.74
Ratio of net expenses to average net assets	.60[d]	.60	.60	.60	.62	.70
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[e]	.00[e]	-
Ratio of net investment income to average net assets	3.54[d]	3.51	3.70	3.82	3.84	3.82
Portfolio Turnover Rate	5.00[c]	13.81	8.41	10.18	11.31	12.10
Net Assets, end of period ($ x 1,000)	16,922	8,172	8,080	4,837	3,450	4,527

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not Annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2017	Year Ended December 31,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.64	13.03	13.05	12.27	12.77
Investment Operations:
Investment income—net[b]	.22	.46	.48	.38	.26
Net realized and unrealized gain (loss) on investments	.23	(.40)	(.03)	.87	(.51)
Total from Investment Operations	.45	.06	.45	1.25	(.25)
Distributions:
Dividends from investment income—net	(.22)	(.45)	(.47)	(.47)	(.25)
Dividends from net realized gain on investments	(.00)[c]	-	-	(.00)[c]	-
Total Distributions	(.22)	(.45)	(.47)	(.47)	(.25)
Net asset value, end of period	12.87	12.64	13.03	13.05	12.27
Total Return (%)	3.70[d]	.34	3.56	10.37	(1.96)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[e]	.72	.71	.76	.68[e]
Ratio of net expenses to average net assets	.60[e]	.60	.60	.63	.60[e]
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[f]	.00[e,f]
Ratio of net investment income to average net assets	3.54[e]	3.53	3.71	3.59	4.11[e]
Portfolio Turnover Rate	5.00[d]	13.81	8.41	10.18	11.31
Net Assets, end of period ($ x 1,000)	241	236	306	614	1

a From July 1, 2013 (commencement of initial offering) to December 31, 2013.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

	Six Months Ended
	June 30, 2017	Year Ended December 31,
Class Z Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.64	13.03	13.05	12.28	13.42	13.01
Investment Operations:
Investment income—net[a]	.22	.46	.47	.48	.49	.50
Net realized and unrealized gain (loss) on investments	.24	(.40)	(.03)	.77	(1.13)	.41
Total from Investment Operations	.46	.06	.44	1.25	(.64)	.91
Distributions:
Dividends from investment income—net	(.22)	(.45)	(.46)	(.48)	(.49)	(.50)
Dividends from net realized gain on investments	(.00)[b]	-	-	(.00)[b]	(.01)	-
Total Distributions	(.22)	(.45)	(.46)	(.48)	(.50)	(.50)
Net asset value, end of period	12.88	12.64	13.03	13.05	12.28	13.42
Total Return (%)	3.68[c]	.36	3.49	10.31	(4.93)	7.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76[d]	.76	.77	.77	.74	.78
Ratio of net expenses to average net assets	.66[d]	.65	.66	.66	.67	.78
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[e]	.00[e]	-
Ratio of net investment income to average net assets	3.50[d]	3.47	3.64	3.78	3.80	3.75
Portfolio Turnover Rate	5.00[c]	13.81	8.41	10.18	11.31	12.10
Net Assets, end of period ($ x 1,000)	103,252	105,396	113,663	120,340	116,050	139,334

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares were increased from 675 million to 775 million and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 775 million shares of $.001 par value Common Stock. The fund currently has authorized six classes of shares: Class A (200 million shares authorized), Class C (150 million shares authorized), Class I (150 million shares authorized), Class T (100 million shares authorized), Class Y (150 million shares authorized) and Class Z (25 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	464,834,321	—	464,834,321

† See Statement of Investments for additional detailed categorizations.

At June 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $7,349,920 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2016. If not applied, $6,969,933 of the carryover expires in fiscal year 2017. The fund has $379,987 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2016 was as follows: tax-exempt income $16,204,924. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from January 1, 2017 through May 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $228,421 during the period ended June 30, 2017.

During the period ended June 30, 2017, the Distributor retained $1,773 from commissions earned on sales of the fund’s Class A shares and $3,455 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2017, Class C shares were charged $36,585 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2017, Class A and Class C shares were charged $424,732 and $12,195, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2017, Class Z shares were charged $27,624 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2017, the fund was

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged $58,975 for transfer agency services and $3,539 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $3,539.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2017, the fund was charged $2,410 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended June 30, 2017, the fund was charged $2,441 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2017, the fund was charged $5,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $229,857, Distribution Plan fees $5,562, Shareholder Services Plan fees $78,310, Chief Compliance Officer fees $2,802 and transfer agency fees $21,367, which are offset against an expense reimbursement currently in effect in the amount of $35,402.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2017, amounted to $23,255,322 and $32,673,188, respectively.

At June 30, 2017, accumulated net unrealized appreciation on investments was $26,527,767, consisting of $29,192,394 gross unrealized appreciation and $2,664,627 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods except the ten-year period when it was below the Performance Universe median. The Board also considered that the fund’s yield performance was below the Performance Group median for seven of the ten one-year periods ended January 31st and above the Performance Universe median for five of the ten one-year periods. The Board also considered the proximity of the fund’s yield performance to the Performance Group and/or Performance Universe median during certain periods when the yield performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Broadridge category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.60% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

Dreyfus New Jersey Municipal Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DRNJX Class C: DCNJX Class I: DNMIX Class Y: DNJYX Class Z: DZNJX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0750SA0617

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 23, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 23, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)